Net gain (loss) on financial instruments measured at fair value through profit or loss - Summary of net gain (loss) on financial instruments measured at fair value through profit or loss (Details) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net gain (loss) on financial instruments measured at fair value through profit or loss [Line Items]
Net gain (loss) on financial instruments at fair value through profit or loss	₩ 1,210,771	₩ 2,493,626	₩ (1,160,833)
Net gain on disposal of financial asset at fair value through other comprehensive income (Note 11)	60,260	(129,575)	(161,423)
Gains (losses) recognised in other comprehensive income on exchange differences, fair value measurement, liabilities	(170,128)	(58,959)	(36,270)
Equity Securities Measured At Fair Value Through Other Comprehensive Income [Member]
Net gain (loss) on financial instruments measured at fair value through profit or loss [Line Items]
Net gain (loss) on financial instruments at fair value through profit or loss	1,428,168	1,576,931	(330,657)
Debt Securities Measured At Fair Value Through Other Comprehensive Income [Member]
Net gain (loss) on financial instruments measured at fair value through profit or loss [Line Items]
Net gain on disposal of financial asset at fair value through other comprehensive income (Note 11)	646,882	969,135	(621,569)
Due from banks at FVTPL
Net gain (loss) on financial instruments measured at fair value through profit or loss [Line Items]
Gain (loss) on valuation	(711)	3,964	(10,600)
Loan receivables measured at FVTPL
Net gain (loss) on financial instruments measured at fair value through profit or loss [Line Items]
Loss on sale	(2,755)	(6,562)	(35,653)
Net gain (loss) on financial instruments at fair value through profit or loss	87,472	30,212	(21,591)
Securities measured at FVTPL
Net gain (loss) on financial instruments measured at fair value through profit or loss [Line Items]
Loss on sale	90,227	36,774	14,062
Gain (loss) on valuation	663,877	755,501	(677,327)
Gain on sale	(39,354)	197,148	(244,263)
Other gains (losses) of debt securities	803,645	624,282	590,933
Gain (loss) on valuation of equity securities	161,316	540,188	(337,302)
Gain (loss) on sale of equity securities	485,566	428,947	(284,267)
Gain (loss) on valuation of other securities	36,688	11,635	2,089
Net gain (loss) on financial instruments at fair value through profit or loss	2,111,738	2,557,701	(950,137)
Financial liabilities at fair value through profit or loss
Net gain (loss) on financial instruments measured at fair value through profit or loss [Line Items]
Gain (loss) on valuation	(173,058)	(60,565)	(38,996)
Gain (loss) on valuation	(3,593)	(60,144)	41,316
Gain on sale	(249,398)	(88,398)	53,066
Gain (loss) on sale of other securities	2,930	1,606	2,726
Net gain (loss) on financial instruments at fair value through profit or loss	(423,119)	(207,501)	58,112
Gains (losses) recognised in other comprehensive income on exchange differences, fair value measurement, liabilities	(252,991)	(148,542)	94,382
Derivatives
Net gain (loss) on financial instruments measured at fair value through profit or loss [Line Items]
Gain (loss) on transaction of derivatives	(646,793)	(183,233)	466,118
Gain (loss) on valuation of derivatives	82,184	292,483	(702,735)
Derivatives | Debt Securities Measured At Fair Value Through Other Comprehensive Income [Member]
Net gain (loss) on financial instruments measured at fair value through profit or loss [Line Items]
Net gain (loss) on financial instruments at fair value through profit or loss	₩ (564,609)	₩ 109,250	₩ (236,617)